INVENTORIES (Tables)	12 Months Ended
Aug. 31, 2024
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES

Inventories consist of the following:

	August 31, 2024	August 31, 2023

Finished goods	$334,917	$329,420
Raw materials and supplies	125,130	138,869
Work in progress	-	162,189
Total inventory on hand	$460,047	$630,478